INVESTMENTS (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Net appreciation in fair value of investments	$ 36,172,710
Net assets available for benefits:
Investments, at fair value	392,060,794	$ 356,135,387
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Dividends	12,653,428
Net appreciation in fair value of investments	36,172,710
Employer	12,050,017
Benefits paid to participants	(40,685,033)
Administrative fees	(479,434)
Beginning of year	364,974,648
End of year	401,860,263
Non-Participant Directed Investments
Net assets available for benefits:
Investments, at fair value	27,488,402	28,454,914
NJR stock
Net assets available for benefits:
Investments, at fair value	45,700,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Dividends	2,000,000.0
NJR stock | Non-Participant Directed Investments
EBP, Nonparticipant-Directed Investment [Line Items]
Net appreciation in fair value of investments	(118,997)
Net assets available for benefits:
Investments, at fair value	14,331,301	18,465,658
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Dividends	661,456
Net appreciation in fair value of investments	(118,997)
Benefits paid to participants	(4,341,197)
Transfers to participant-directed investments	(336,458)
Miscellaneous receipts (expenses)	2,797
Administrative fees	(1,958)
Net change	(4,134,357)
Beginning of year	18,465,658
End of year	14,331,301
Common Collective Trust | Non-Participant Directed Investments
EBP, Nonparticipant-Directed Investment [Line Items]
Net appreciation in fair value of investments	1,930,264
Net assets available for benefits:
Investments, at fair value	13,157,101	$ 9,989,256
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Net appreciation in fair value of investments	1,930,264
Employer	1,909,476
Benefits paid to participants	(410,343)
Transfers to participant-directed investments	(256,186)
Administrative fees	(5,366)
Net change	3,167,845
Beginning of year	9,989,256
End of year	$ 13,157,101